Employee retirement benefit (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee retirement benefit
Contributions and accruals to employee retirement benefit plan	¥ 455,559	¥ 370,055	¥ 344,324